LEASES - Future lease payments under operating leases and finance leases (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Future lease payments under finance leases
2024	¥ 180,355
2025	173,799
2026	165,015
2027	158,978
2028	156,920
2029 and thereafter	1,705,594
Total future lease payments	2,540,661
Less: Imputed interest	(1,265,329)
Present value of future lease payments*	1,275,332
Future lease payments under operating leases
2023	807,678
2024	739,747
2025	680,034
2026	545,468
2027	528,173
2028 and thereafter	2,630,069
Total future lease payments	5,931,169
Less: Imputed interest	(1,880,246)
Present value of future lease payments	¥ 4,050,923